Other Financial Assets - Summary of Other Financial Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
At beginning of year	£ 141	£ 143
Exchange differences	(7)	2
Acquisition of investments	5	9
Disposal of investments	0	0
At end of year	125	141
Fair value movements – OCI [member]
Disclosure of financial assets [line items]
At beginning of year	28
Disposal of investments	0	0
Fair value movements	(7)	(2)
At end of year	24	28
Fair value movements – income statement [member]
Disclosure of financial assets [line items]
Fair value movements	£ (7)	£ (11)